Risk Management Activities Schedule of Derivative Instruments in the Statement of Financial Position (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Current	$ 8,360	$ 1,201
Derivative Liabilities, noncurrent	2,826	1,700
Derivative assets, current	5,559	15,750
Derivative assets, noncurrent	3,871	(767)
Derivative Financial Instruments, Assets, Fair Value Disclosure	14,623	41,293
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(14,871)	(2,931)
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Current	0	(4,844)
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Long-term Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, noncurrent	0	(7,002)
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Current	(6,210)	(1,201)
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Long-term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, noncurrent	(2,885)	(1,700)
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Current	(1,282)	(953)
Derivative assets, current	6,841	21,547
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Long-term Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, noncurrent	(798)	(1,728)
Derivative assets, noncurrent	4,669	7,963
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Current	(3,193)	0
Derivative assets, current	1,043	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Long-term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, noncurrent	(143)	0
Derivative assets, noncurrent	$ 202	$ 0